BALANCE SHEETS - USD ($)	Sep. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Current assets
Cash and cash equivalents	$ 2,666	$ 8,495	$ 2,924
Accounts receivable, net	12,488	32,134	55,929
PrePaid Expenses	16,784	15,318
Total current assets	31,938	55,947	58,853
Property and equipment, net	9,936	7,754	21,630
Other Assets:
Deposits	6,456	6,456	6,456
Total Assets	48,330	70,157	86,939
Current Liabilities:
Accounts payable and accrued expenses	620,765	185,172	1,282,642
Note payable and accrued interest - related party	349,857	445,224	702,700
Notes payable	506,550	986,082	1,707,420
Total current liabilities	1,477,172	1,616,478	3,692,762
Commitments and contingencies
Stockholders' Equity:
Preferred Stock, $0.0001 Par value, 20,000,000 shares authorized, No shares issued and outstanding
Common Stock, $0.0001 Par value, 500,000,000 shares authorized 19,662,809 and 27,797,950 shares issued and outstanding, respectively	3,419	2,780	1,967
Additional paid-in capital	11,951,815	9,071,663	4,753,742
Accumulated deficit	(13,384,076)	(10,620,764)	(8,361,532)
Total stockholders' deficit	(1,428,842)	(1,546,321)	(3,605,823)
Total Liabilities & Stockholders' Deficit	$ 48,330	$ 70,157	$ 86,939